Income Taxes (Details 3) - USD ($)	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 437,000	$ 1,289,000
Gross increases – tax positions in prior years		3,000
Gross decreases – tax positions in prior years	(3,000)
Gross increases – current period tax positions	71,000	146,000
Tax Years Closed	(64,000)	(1,001,000)
Unrecognized tax benefits, end of year	$ 441,000	$ 437,000